Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

13. Derivative Financial Instruments

The following tables summarize information regarding Nucor’s derivative instruments (in thousands):

Fair Value of Derivative Instruments

		Fair Value at December 31,
	Consolidated Balance Sheet Location	2016	2015
Asset derivatives designated as hedging instruments:
Commodity contracts	Other current assets	$1,250	$—

Asset derivatives not designated as hedging instruments:
Foreign exchange contracts	Other current assets	779	909

Total asset derivatives		$2,029	$909

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	$—	$(15,700)
Commodity contracts	Deferred credits and other liabilities	—	(2,800)

Total liability derivatives designated as hedging instruments		—	(18,500)
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(605)	(353)

Total liability derivatives		$(605)	$(18,853)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow	Statement of Earnings	Year ended December 31,	Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)
Hedging Relationships	Location		2016	2015	2014	2016	2015	2014	2016	2015	2014
Commodity contracts	Cost of products sold		$2,570	$(9,498)	$(8,542)	$(9,880)	$(5,798)	$(542)	$0	$—	$—

Derivatives Not Designated as Hedging Instruments (in thousands)

Derivatives Not Designated	Statement of Earnings	Year ended December 31,	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
as Hedging Instruments	Location		2016	2015	2014
Commodity contracts	Cost of products sold		$(3,251)	$2,894	$1,890
Foreign exchange contracts	Cost of products sold		238	2,392	748

Total			$(3,013)	$5,286	$2,638

At December 31, 2016, natural gas swaps covering approximately 19.2 million MMBTUs (extending through December 2019) were outstanding.